Impairment of Securities - Schedule of Fair Values and Gross Unrealized Losses on Investments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Jun. 30, 2014	Jun. 30, 2013
Schedule of Available-for-sale Securities [Line Items]
Less than 12 Months: Fair Value	$ 242,523	$ 156,477	$ 616,966
Less than 12 Months: Unrealized Losses	3,040	1,333	20,456
12 Months or More: Fair Value	226,066	307,493	6,324
12 Months or More: Unrealized Losses	4,687	7,865	1,554
Total: Fair Value	468,589	463,970	623,290
Total: Unrealized Losses	7,727	9,198	22,010
Collateralized Mortgage Obligations [Member]
Schedule of Available-for-sale Securities [Line Items]
Less than 12 Months: Fair Value	26,739	21,806
Less than 12 Months: Unrealized Losses	222	219
12 Months or More: Fair Value	47,010	50,028
12 Months or More: Unrealized Losses	1,456	1,515
Total: Fair Value	73,749	71,834
Total: Unrealized Losses	1,678	1,734
Residential Pass-Through Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Less than 12 Months: Fair Value	43,435		244,429
Less than 12 Months: Unrealized Losses	306		8,545
12 Months or More: Fair Value	75,149	123,666
12 Months or More: Unrealized Losses	840	2,765
Total: Fair Value	118,584	123,666	244,429
Total: Unrealized Losses	1,146	2,765	8,545
Commercial Pass-Through Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Less than 12 Months: Fair Value			89,695
Less than 12 Months: Unrealized Losses			4,494
Total: Fair Value			89,695
Total: Unrealized Losses			4,494
Debt Securities [Member] | Collateralized Loan Obligations [Member]
Schedule of Available-for-sale Securities [Line Items]
Less than 12 Months: Fair Value	126,309	84,705	27,930
Less than 12 Months: Unrealized Losses	2,299	270	70
12 Months or More: Fair Value		24,829
12 Months or More: Unrealized Losses		247
Total: Fair Value	126,309	109,534	27,930
Total: Unrealized Losses	2,299	517	70
Debt Securities [Member] | U.S. Agency Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Less than 12 Months: Fair Value	1,570	826
Less than 12 Months: Unrealized Losses	8	1
12 Months or More: Fair Value	856	84
12 Months or More: Unrealized Losses	5	1
Total: Fair Value	2,426	910
Total: Unrealized Losses	13	2
Debt Securities [Member] | Obligations of State and Political Subdivisions [Member]
Schedule of Available-for-sale Securities [Line Items]
Less than 12 Months: Fair Value	656	946	25,307
Less than 12 Months: Unrealized Losses	2	3	2,253
12 Months or More: Fair Value	11,952	23,140
12 Months or More: Unrealized Losses	217	770
Total: Fair Value	12,608	24,086	25,307
Total: Unrealized Losses	219	773	2,253
Debt Securities [Member] | Asset-backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Less than 12 Months: Fair Value		28,404	19,675
Less than 12 Months: Unrealized Losses		630	620
12 Months or More: Fair Value	30,121	25,169
12 Months or More: Unrealized Losses	202	197
Total: Fair Value	30,121	53,573	19,675
Total: Unrealized Losses	202	827	620
Debt Securities [Member] | Corporate Bonds [Member]
Schedule of Available-for-sale Securities [Line Items]
Less than 12 Months: Fair Value	43,814	19,790	149,190
Less than 12 Months: Unrealized Losses	203	210	949
12 Months or More: Fair Value	54,178	53,811
12 Months or More: Unrealized Losses	876	1,249
Total: Fair Value	97,992	73,601	149,190
Total: Unrealized Losses	1,079	1,459	949
Debt Securities [Member] | Trust Preferred Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
12 Months or More: Fair Value	6,800	6,766	6,324
12 Months or More: Unrealized Losses	1,091	1,121	1,554
Total: Fair Value	6,800	6,766	6,324
Total: Unrealized Losses	1,091	1,121	1,554
Debt Securities [Member] | Collateralized Mortgage Obligations [Member]
Schedule of Available-for-sale Securities [Line Items]
Less than 12 Months: Fair Value			60,740
Less than 12 Months: Unrealized Losses			3,525
Total: Fair Value			60,740
Total: Unrealized Losses			$ 3,525